Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Income Taxes

NOTE 15 — Income Taxes

As of March 31, 2024 (Successor), the Company estimated its annual effective tax rate to be 8.11%, and recorded a deferred income tax benefit of $4,038 for the quarter. The annual effective tax rate varies from the statutory federal income tax rate due to amounts allocated to non-controlling interest, state income taxes and other permanent items.

Tax Receivable Agreement — As of March 31, 2024 (Successor), the Company recorded a liability of $10,099 related to its projected obligations under the TRA, which is recorded as Tax Receivable Agreement liability in the condensed consolidated balance sheets. This obligation arose because of qualifying exchanges of Class A OpCo Units that occurred during the period from July 1, 2023 through March 31, 2024.

NOTE 15 — Income Taxes

Prior to the Closing Date, NET Power, LLC was considered a pass-through entity for state and federal income taxes. As such, NET Power, LLC’s income or loss was allocated to its partners and no income tax expense (benefit) was recognized.

The following table presents the components of the Company’s current and deferred income taxes:

June 8 – December 31, 2023 (Successor)
Federal
Current tax expense (benefit)	$—
Deferred tax expense (benefit)	(5,542)
Total federal	(5,542)

State and local
Current tax expense (benefit)	—
Deferred tax expense (benefit)	(165)
Total state and local	(165)
Total	$(5,707)

The following table presents the Company’s effective income tax rate during the period from June 8, 2023 through December 31, 2023 (Successor):

June 8 – December 31, 2023 (Successor)
U.S. federal statutory rate	21.0%
Increase (decrease) due to:
State income taxes, net of federal income tax benefit	0.1%
Non-controlling interests	(14.1)%
Equity transactions	(3.8)%
Other permanent adjustments	(0.5)%
Change in investment in OpCo	(2.5)%
Valuation allowance	3.7%
Effective tax rate	3.9%

The following table presents the effects of temporary differences arising from deferred income taxes as of December 31, 2023 (Successor):

December 31, 2023 (Successor)
Deferred tax assets
Federal net operating losses	$1,976
State net operating losses	186
Investment in OpCo	62,972
Deferred tax assets, gross	65,134
Valuation allowance	(62,972)
Deferred tax assets, net	2,162

Deferred tax liabilities
Property, plant and equipment and developed technology	(59,881)
Deferred tax liabilities, gross	(59,881)
Deferred tax liabilities, net	$(57,719)

As of June 8, 2023 (Successor), the Company recorded a deferred tax asset of $77,700, which was fully reserved. The change in the valuation allowance of $14,728 from June 8, 2023 to December 31, 2023 corresponds to the change in the balance of the deferred tax asset attributable to NET Power Inc.’s investment in OpCo. The Company does not believe that this deferred tax asset is more-likely-than-not to be realized and has established a valuation allowance against it as of December 31, 2023 (Successor).

As of December 31, 2023 (Successor), the Company recorded no unrecognized tax benefits that, if recognized, would decrease the Company’s effective tax rate. The measurement of unrecognized tax benefits is not expected to significantly change during the twelve months following the date of the consolidated balance sheets. Management evaluated the Company’s tax positions and concluded that the Company had taken no uncertain tax positions that require adjustment to comply with applicable accounting guidance.

The Company and its subsidiaries file U.S. federal income tax returns as well as tax returns in various state jurisdictions. OpCo files U.S. federal and state tax returns. Generally, tax years between 2020 and 2023 remain open to examination by the tax authorities in these jurisdictions.

Although the outcomes of tax examination are uncertain, management believes that adequate provisions for income taxes have been made. If outcomes differ materially from management’s estimates, those outcomes could have a material impact on the Company’s financial condition and results of operations. Differences between actual results and assumptions or changes in assumptions in future periods are recorded in the period they become known. To the extent additional information becomes available prior to resolution, such accruals are adjusted to reflect probable outcomes.

Tax Receivable Agreement

As of December 31, 2023 (Successor), the Company recorded a liability of $8,937 related to its projected obligations under the TRA, which is recorded as Tax Receivable Agreement liability on the Company’s consolidated balance sheets. This obligation arose because of qualifying exchanges of Class A OpCo Units that occurred during the period from June 8, 2023 through December 31, 2023 (Successor).